Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2018	2019

Deferred tax assets:
Net operating losses carry forward	$7,262	$7,792
Research and development	1,473	2,312
Lease liability	-	10,161
Reserves and allowances	2,954	7,140
Other	724	1,011

Deferred tax assets before valuation allowance	12,413	28,416
Valuation allowance	(7,001)	(6,797)

Deferred tax assets	5,412	21,619

Deferred tax liabilities:
Capitalized software development costs	(3,211)	(4,011)
Lease right-of-use asset	-	(10,161)
Acquired intangibles	(10,000)	(8,107)
Property and equipment	(270)	(415)
Undistributed earnings	(437)	(921)
Other	(210)	(278)

Deferred tax liabilities	(14,128)	(23,893)

Deferred tax liabilities, net	$(8,716)	$(2,274)
	December 31,
	2018	2019

Deferred tax assets, net	$2,965	$2,808
Deferred tax liabilities, net	(11,681)	(5,082)

Deferred tax liabilities, net	$(8,716)	$(2,274)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2017	2018	2019

Domestic (Israel)	$(3,849)	$17,149	$34,303
Foreign	1,841	1,882	798

	$(2,008)	$19,031	$35,101

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2017	2018	2019

Income (loss) before taxes on income (tax benefit), as reported in the statements of income	$(2,008)	$19,031	$35,101

Statutory tax rate in Israel	24%	23%	23%

Theoretical taxes on income (tax benefit)	$(482)	$4,377	$8,073

Increase (decrease) in taxes resulting from:
Effect of foreign tax rates	(67)	315	231
Effect of benefited tax rates	(252)	(1,233)	(2,557)
Effect of the TCJA	(3,795)	-	-
Carry forward tax losses for which valuation allowance was provided (utilized)	897	(1,067)	783
Non-deductible expenses	892	1,276	549
Increase in uncertain tax positions	240	1,653	1,889
Others	3	(290)	(358)

Taxes on income (tax benefit), as reported in the statements of income	$(2,564)	$5,031	$8,610

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2017	2018	2019

Current	$2,459	$6,839	$14,733
Deferred	(5,023)	(1,808)	(6,123)

	$(2,564)	$5,031	$8,610
	Year ended December 31,
	2017	2018	2019

Domestic (Israel)	$(314)	$4,081	$3,639
Foreign	(2,250)	950	4,971

	$(2,564)	$5,031	$8,610

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	December 31,
	2018	2019

Balance at the beginning of the year	$2,293	$3,946
Increase in tax positions	1,851	1,999
Decrease in tax positions	(198)	(110)

Balance at the end of the year	$3,946	$5,835